INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Inventories
Total inventories	$ 3,127,232	¥ 20,346,709	¥ 17,933,432
Gross
Inventories
Raw materials		7,547,870	8,853,776
Work-in-progress		8,122,072	5,830,213
Finished goods		4,354,676	3,095,633
Spare parts		731,621	818,769
Packaging materials and others		43,064	42,853
Total inventories		20,799,303	18,641,244
Provision for impairment
Inventories
Total inventories		¥ (452,594)	¥ (707,812)	¥ (2,370,200)